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FORM 12b-25	SEC FILE NUMBER

NOTIFICATION OF LATE FILING	CUSIP NUMBER

(Check one):
☐ Form 10-K    ☐ Form 20-F    ☐ Form 11-K    ⌧ Form 10-Q    ☐ Form 10-D    ☐ Form N-SAR    ☐ Form N-CSR

For Period Ended:             June 30, 2016

☐ Transition Report on Form 10-K
☐ Transition Report on Form 20-F
☐ Transition Report on Form 11-K
☐ Transition Report on Form 10-Q
☐ Transition Report on Form N-SAR

For the Transition Period Ended: __________________________________

Read Instruction (on back page) Before Preparing Form. Please Print or Type. Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

PART I — REGISTRANT INFORMATION

Yasheng Group

Full Name of Registrant

Former Name if Applicable

805 Veterans Boulevard Suite 228

Address of Principal Executive Office (Street and Number)

Redwood City, CA 94063

City, State and Zip Code

PART II — RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

	(a)	The reason described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense
☒	(b)
The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, Form 11-K, Form N-SAR or Form N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Qorsubject distribution report on Form 10-D, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and

	(c)	The accountant’s statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III — NARRATIVE

State below in reasonable detail why Forms 10-K, 20-F, 11-K, 10-Q, 10-D, N-SAR, N-CSR, or the transition report or portion thereof, could not be filed within the prescribed time period.

SEC 1344 (04-09)	Persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

Due to a recently completed swap transaction (see Form 8k/A filed March 15, 2016) the Registrant will be changing accounting of assets from market value to historical cost and was unable to complete this change in accounting by August 15, 2016. The Company's Quarterly Report on Form 10-Q for the period ended June 30, 2016 could not be filed without unreasonable effort or expense within the prescribed time period because management requires additional time to compile and verify the data required to be included in the report. The Company believes that the subject Quarterly Report will be available for filing on or before August 22, 2016.

PART IV — OTHER INFORMATION

(1)	Name and telephone number of person to contact in regard to this notification

Leib Orlanski	310	552-5044
(Name)	(Area Code)	(Telephone Number)

(2)
Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed ? If answer is no, identify report(s).

Yes ☐ No ⌧
The Company's Annual Report on Form 10-K for the year ended December 31, 2015 and Quarterly Report on Form 10-Q for the period ended March 31, 2016.

(3)
Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof ?

Yes ⌧ No ☐
If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

See reply to Part III above.

Yasheng Group

(Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date	August 16, 2016	By	/s/ Haiyun Zhuang
Name: Haiyun Zhuang Title: Chief Financial Officer

INSTRUCTION: The form may be signed by an executive officer of the registrant or by any other duly authorized representative. The name and title of the person signing the form shall be typed or printed beneath the signature. If the statement is signed on behalf of the registrant by an authorized representative (other than an executive officer), evidence of the representative’s authority to sign on behalf of the registrant shall be filed with the form.

ATTENTION
Intentional misstatements or omissions of fact constitute Federal Criminal Violations (See 18 U.S.C. 1001).

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